Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 30, 2012
Business Acquisition Disclosures
Business combination, consideration transferred	$ 257
Acquisition of businesses, net of cash acquired	229	217	353
Cash balance acquired in the acquisition of a business	9	17	3
Business Acquisition, Purchase Price Allocation, Redeemable Noncontrolling Interest				12
Business combination, contingent consideration, liability	28
Redeemable noncontrolling interest	12	12
Acquisition and integration costs	4	9	5
Exacq Technologies
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired	148
Cash balance acquired in the acquisition of a business	2
Visonic Ltd.
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired		94
Cash balance acquired in the acquisition of a business		5
Signature Security Group
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired			184
Cash balance acquired in the acquisition of a business			2
Chemguard Inc.
Business Acquisition Disclosures
Acquisition of businesses, net of cash acquired			130
Cash balance acquired in the acquisition of a business			$ 1